Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Bonuses	Total Payments
Total	$ 2,147	$ 343,744	$ 7,286	$ 2,936	$ 356,113
United States of America (US) | U.S. Federal Department of the Interior Bureau of Ocean Energy Management
Total			160		160
United States of America (US) | U.S. Federal Department of the Interior Bureau of Safety and Environmental Enforcement
Total			215		215
United States of America (US) | U.S. Federal Department of the Interior Office of Natural Resources Revenue
Total		$ 343,744	$ 6,911	$ 2,936	353,591	[1]
United States of America (US) | U.S. Department of the Treasury Internal Revenue Service
Total	$ 2,147				$ 2,147

[1]	Royalties include $0.6 million of interest. The Federal Oil and Gas Royalty Management Act of 1982 requires the Office of Natural Resources Revenue to charge underpayment interest, which applies to late payments and any underpayment due.